Segment and Geographic Information	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information

DXC has a matrix form of organization and is managed in several different and overlapping groupings including services, industry and geographic region. As a result, and in accordance with accounting standards, operating segments are organized by the type of services provided. DXC's chief operating decision maker ("CODM"), the chief executive officer, obtains, reviews, and manages the Company’s financial performance based on these segments. The CODM uses these results, in part, to evaluate the performance of, and allocate resources to, each of the segments.

Due to USPS Separation, on May 31, 2018, USPS is no longer a reportable segment and its fiscal 2018 results have been reclassified to discontinued operations, net of taxes. As a result of the HPES Merger, the HPES legacy reportable segments were combined with GBS and GIS. DXC's operating segments are the same as its reportable segments: GBS and GIS. In addition, DXC management changed its primary segment performance measure to segment profit from the previously used consolidated segment operating income. Prior periods presented have been restated to reflect this change. The accounting policies of the reportable segments are the same as those described in Note 1 - “Summary of Significant Accounting Policies.”

Global Business Services

GBS provides innovative technology solutions that help its clients address key business challenges and accelerate digital transformations tailored to each client’s industry and specific objectives. GBS offerings include:

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Enterprise, Cloud Applications and Consulting. GBS provides industry, business process systems integration and technical delivery experience to maximize value from enterprise application portfolios. GBS also helps clients accelerate their digital transformations and business results with industry, business, technology and complex integration services.

•	Application Services. GBS's comprehensive services helps clients modernize, develop, test and manage their applications.

•	Analytics. GBS's portfolio of analytics services and robust partner ecosystem helps clients gain rapid insights and accelerate their digital transformation journeys.

•	Business Process Services. GBS provides seamless digital integration and optimization of front and back office processes, including its Agile Process Automation approach.

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Industry Software and Solutions. GBS's industry-specific solutions enable businesses to quickly integrate technology, transform their operations and develop new ways of doing business. GBS's vertical-specific IP includes insurance, healthcare and life sciences, travel and transportation, and banking and capital markets solutions.

Global Infrastructure Services

GIS provides a portfolio of offerings that deliver predictable outcomes and measurable results while reducing business risk and operational costs for clients. GIS offerings include:

•	Cloud and Platform Services. GIS helps clients maximize their private cloud, public cloud and legacy infrastructures, as well as securely manage their hybrid environments.

•	Workplace and Mobility. GIS's workplace, mobility and Internet of Things ("IoT") services provides a consumer-like experience with enterprise security and instant connectivity for its clients.

•	Security. GIS's security solutions help predict attacks, proactively respond to threats, ensure compliance and protect data, applications, infrastructure and endpoints.

Segment Measures

The following table summarizes operating results regularly provided to the chief operating decision maker by reportable segment and a reconciliation to the financial statements:

(in millions)	GBS	GIS	Total Reportable Segments	All Other	Totals
Fiscal Year Ended March 31, 2018
Revenues	$9,254	$12,479	$21,733	$—	$21,733
Segment Profit	$1,525	$1,643	$3,168	$(179)	$2,989
Depreciation and amortization(1)	$99	$1,078	$1,177	$92	$1,269

Fiscal Year Ended March 31, 2017
Revenues	$4,173	$3,434	$7,607	$—	$7,607
Segment Profit	$492	$306	$798	$(180)	$618
Depreciation and amortization(1)	$107	$399	$506	$64	$570

Fiscal Year Ended April 1, 2016
Revenues	$3,637	$3,469	$7,106	$—	$7,106
Segment Profit	$417	$239	$656	$(251)	$405
Depreciation and amortization(1)	$124	$491	$615	$43	$658

(1) Depreciation and amortization as presented excludes amortization of acquired intangible assets of $526 million, $77 million, and $0 million for fiscal 2018, 2017, and 2016, respectively.

Reconciliation of Reportable Segment Profit to Consolidation

The Company's management uses segment profit as the measure for assessing performance of its segments. Segment profit is defined as segment revenues less segment cost of services, selling, general and administrative, and depreciation and amortization (excluding amortization of acquired intangible assets). The Company does not allocate to its segments certain operating expenses managed at the corporate level. These unallocated costs include certain corporate function costs, stock-based compensation expense, pension and OPEB actuarial and settlement gains and losses, restructuring costs, transaction and integration-related costs, amortization of acquired intangible assets and debt extinguishment costs.

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Profit
Total profit for reportable segments	$3,168	$798	$656
All other loss	(179)	(180)	(251)
Interest income	89	35	38
Interest expense	(320)	(117)	(123)
Restructuring costs	(789)	(238)	(23)
Pension and OPEB actuarial and settlement gains	220	(87)	(99)
Amortization of acquired intangible assets	(526)	(77)	—
Transaction and integration-related costs	(359)	(308)	(93)
Debt extinguishment costs	—	—	(95)
Income (loss) from continuing operations, before taxes	$1,304	$(174)	$10

Management does not use total assets by segment to evaluate segment performance or allocate resources. As a result, assets are not tracked by segment and therefore, total assets by segment is not disclosed.

Revenues by country are based on the location of the selling business unit. Property and equipment and total assets information is based on the physical location of the assets. Geographic revenues, property and equipment and total assets were as follows:

	Fiscal Year Ended March 31, 2018
(in millions)	United States	United Kingdom	Australia	Other Europe	Other International	Total
Revenues	$8,015	$3,392	$1,694	$5,409	$3,223	$21,733
Property and Equipment, net	$1,270	$535	$191	$465	$902	$3,363
Total Assets	$16,986	$9,756	$591	$4,726	$1,862	$33,921

	Fiscal Year Ended March 31, 2017
	United States	United Kingdom	Australia	Other Europe	Other International	Total
Revenues	$2,986	$1,482	$921	$1,594	$624	$7,607
Property and Equipment, net	$389	$235	$58	$134	$87	$903
Total Assets	$4,925	$1,019	$978	$358	$1,383	$8,663

	Fiscal Year Ended April 1, 2016
	United States	United Kingdom	Australia	Other Europe	Other International	Total
Revenues	$3,057	$1,570	$483	$1,474	$522	$7,106
Property and Equipment, net	$466	$244	$63	$157	$95	$1,025
Total Assets	$3,330	$1,053	$703	$1,580	$1,070	$7,736

No single customer exceeded 10% of the Company’s revenues during fiscal 2018, fiscal 2017 or fiscal 2016.